Equity-based participation plans for associates (Details 4) - Select North America Pure in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	9.6	15.2
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 61.9	$ 60.7
Number of share options exercised or sold	(2.9)	(5.6)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 59.6	$ 58.6
Number of share options outstanding at end of period	6.7	9.6
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 62.9	$ 61.9
Number of share options exercisable			6.7	9.6
Weighted average exercise price of share options exercisable in share-based payment arrangement			$ 62.9	$ 61.9
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	9.6	9.6	6.7	9.6
Weighted average remaining contractual life of outstanding share options	1 year 6 months 1 day
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 61.9	$ 61.9	$ 62.9	$ 61.9
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 92.2
57.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.4
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.4		0.4
Weighted average remaining contractual life of outstanding share options	0 years
Exercise price of outstanding share options			$ 57.0
57.6
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	2.3
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	2.3		2.3
Weighted average remaining contractual life of outstanding share options	1 year
Exercise price of outstanding share options			$ 58.3
66.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	4.0
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	4.0		4.0
Weighted average remaining contractual life of outstanding share options	2 years
Exercise price of outstanding share options			$ 66.1